RELATED PARTY TRANSACTIONS - Balances with Major related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Total	¥ 840,667	$ 131,919	¥ 646,341
Due to Related Parties, Current [Abstract]
Total	71,760	$ 11,261	52,918
JD Group
Current assets:
Total	424,395		562,194
Due to Related Parties, Current [Abstract]
Total	43,042		26,545
Walmart group
Current assets:
Total	416,272		84,147
Due to Related Parties, Current [Abstract]
Total	¥ 28,718		¥ 26,373